Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of the SPDR Index Shares
Funds and Shareholders of the funds listed in Appendix
A:

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter collectively referred to as the "Trust") as of and for the periods ended September 30, 2018, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) ("PCAOB"), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Trust's internal control over financial reporting.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2018.


This report is intended solely for the information and use of the Board of Trustees of the SPDR Index Shares Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


PricewaterhouseCoopers LLP

Boston, Massachusetts
November 26, 2018


































Appendix A

SPDR EURO STOXX Small Cap ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Global Infrastructure ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves
Free ETF

SPDR MSCI EAFE StrategicFactors ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR Solactive Canada ETF

SPDR Solactive Germany ETF

SPDR Solactive Japan ETF

SPDR Solactive United Kingdom ETF

SPDR S&P Global Dividend ETF

SPDR Solactive Hong Kong ETF*

SPDR EURO STOXX 50 ETF

SPDR S&P International Dividend ETF

SPDR MSCI ACWI ex-US ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR STOXX Europe 50 ETF

SPDR Portfolio Developed World ex-US ETF

SPDR Portfolio Emerging Markets ETF

SPDR Dow Jones Global Real Estate ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P North American Natural Resources ETF

SPDR S&P China ETF

SPDR S&P International Small Cap ETF

SPDR S&P Global Natural Resources ETF



*September 18, 2018 (inception date) through September 30, 2018



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